Financial - risk management objectives and policies (Details) - Sociedad Minera Cerro Verde S.A.A. - $ / £	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit risk [member]
Disclosure Of Financial risk management [Line Items]
Credit risk collection period	30 days
Minimum
Disclosure Of Financial risk management [Line Items]
10% increase in copper price	6.185	4.328	4.235
10% decrease in copper price	5.061	3.541	3.465
Maximum
Disclosure Of Financial risk management [Line Items]
10% increase in copper price	6.219	4.398	4.287
10% decrease in copper price	5.089	3.598	3.507